Short and long-term investments - Summary of Financial Investments Measured by Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Financial Investments Measured At Fair Value [Line Items]
Opening balance on January 1	$ 21,443
Closing balance on December 31	7,483	$ 21,443
Investments [Member]
Disclosure Of Detailed Information About Financial Investments Measured At Fair Value [Line Items]
Opening balance on January 1	95,293	204,045
Closing balance on December 31	163,205	95,293
Investments [Member] | Financial assets at fair value, class [member]
Disclosure Of Detailed Information About Financial Investments Measured At Fair Value [Line Items]
Additions	82,312	21,146
Redemption	(24,730)	(136,672)
Accrued dividend	757	46
Fair value gains (losses)	7,605	9,823
Reclassification	3,790	0
Exchange differences	$ (1,822)	$ (3,095)